Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	$ 1,776
Fair value of liabilities measured on a recurring basis	818
Short-term Investment | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	295
Short-term Investment | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	260
Other Assets | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	1,143
Other Assets | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	72
Other Assets | Cross Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	6
Other Current Liabilities | Cross Currency Swap and Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	74
Other Liabilities | Cross Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	528
Other Liabilities | Forward Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	216
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	545	[1]
Level 1 | Short-term Investment | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	295	[1]
Level 1 | Other Assets | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	250	[1]
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	1,231	[2]
Fair value of liabilities measured on a recurring basis	818	[2]
Level 2 | Short-term Investment | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	260	[2]
Level 2 | Other Assets | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	893	[2]
Level 2 | Other Assets | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	72	[2]
Level 2 | Other Assets | Cross Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	6	[2]
Level 2 | Other Current Liabilities | Cross Currency Swap and Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	74	[2]
Level 2 | Other Liabilities | Cross Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	528	[2]
Level 2 | Other Liabilities | Forward Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	$ 216	[2]

[1]	quoted prices in active markets for identical assets or liabilities
[2]	observable inputs other than quoted prices in active markets for identical assets and liabilities